SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 747,976	$ 747,976	$ 747,976
LWL Inatigbles	1,468,709	1,468,709
License	354,322	354,322	354,322
Patents	112,600	115,569
Accumulated Amortization	(78,189)	(75,220)	(63,344)
Net Fixed Assets	$ 2,605,418	2,611,356
Patents		190,789	190,789
Net Fixed Assets		$ 2,686,576	$ 1,229,743